Other Operating Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Operating Expenses (Income), net [Abstract]
Schedule of other operating expenses, net
	Year ended December 31
	2016	2017	2018
	NIS	NIS	NIS

Provision for severance pay in early retirement, see note 20E	96	23	559
Capital gain from sale of property plant and equipment	(86)	(27)	1
Profit from sale of an associate	-	-	(15)
Provision for claims	-	19	91
Others	11	5	(1)

	21	20	635